Related party transactions - Financing (Details) - EUR (€) € in Thousands	Nov. 28, 2013	Aug. 19, 2009	Jun. 30, 2022	Dec. 31, 2021
Fresenius SE | Short-term financing
Balances
Accounts receivable			€ 327	€ 14,900
Accounts payable			1,089	0
Fresenius SE | Loans
Transactions
Outstanding borrowings			€ 20,000	€ 74,500
Interest rate (as a percent)			0.57%	0.60%
General Partner | Unsecured debt
Transactions
Interest rate (as a percent)			1.3348%
General Partner | Unsecured debt - originated in 2009
Transactions
Proceeds from short-term debt from related parties		€ 1,500
General Partner | Unsecured debt - originated in 2013
Transactions
Proceeds from short-term debt from related parties	€ 1,500